LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of leases [Abstract]
Values at the beginning of the year, current lease liabilities	$ 46,458	$ 52,174
Values at the beginning of the year, non-current lease liabilities	163,666	188,913
Values at the beginning of the year, lease liabilities	210,124	241,087
Translation differences, current lease liabilities	2,078	(1,764)
Translation differences, non-current lease liabilities	5,833	(9,639)
Translation differences, lease liabilities	7,911	(11,403)
Net proceeds, current lease liabilities	10,703	5,006
Net proceeds, non-current lease liabilities	7,586	8,034
Net proceeds, lease liabilities	18,289	13,040
Indexation, current lease liabilities	3,032	3,778
Indexation, non-current lease liabilities	4,122	17,287
Indexation, lease liabilities	7,154	21,065
Repayments, current, lease liabilities	(64,544)	(61,194)
Repayments, non-current lease liabilities	0	0
Repayments, lease liabilities	(64,544)	(61,194)	$ (58,900)
Interest accrued, current lease liabilities	16,914	16,967
Interest accrued, non current lease liabilities	0	0
Interest accrued, lease liabilities	16,914	16,967
Interest paid, current lease liabilities	(9,314)	(9,438)
Interest paid, non current lease liabilities	0	0
Interest paid, current lease liabilities	(9,314)	(9,438)
Reclassifications, current lease liabilities	43,176	40,929
Reclassifications, non-current lease liabilities	(43,176)	(40,929)
Reclassifications, lease liabilities	0	0
Values at the end of the year, current lease liabilities	48,503	46,458	52,174
Values at the end of the year, non-current lease liabilities	138,031	163,666	188,913
Values at the end of the year, lease liabilities	$ 186,534	$ 210,124	$ 241,087